RESTRICTED NET ASSETS OR PARENT COMPANY'S CONDENSED FINANCIAL STATEMENTS - STATEMENTS OF CASH FLOWS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net cash used in operating activities	$ (334,281)	$ (598,133)	$ (1,501)
Cash Flows from Investing Activities:
Net cash (used in) provided by investing activities	(53,911)	1,076	(190,828)
Cash Flows from Financing Activities:
Net cash provided by financing activities		110,747	70,406
Cash and Cash Equivalents, Period Increase (Decrease)	(365,968)	(441,984)	(139,880)
Cash and cash equivalents - beginning of the period	4,976,527	4,995,843
Cash and cash equivalents - end of the period	4,796,299	4,976,527	4,995,843
MDJM
Cash Flows from Operating Activities:
Net cash used in operating activities	(118,343)	(19,572)	(76,211)
Cash Flows from Investing Activities:
Net cash (used in) provided by investing activities	(3,114,756)	(110,498)	(624,440)
Cash Flows from Financing Activities:
Net cash provided by financing activities	0	110,747	70,406
Cash and Cash Equivalents, Period Increase (Decrease)	(3,233,099)	(19,323)	(630,245)
Cash and cash equivalents - beginning of the period	4,976,511	4,995,834	5,626,079
Cash and cash equivalents - end of the period	$ 1,743,412	$ 4,976,511	$ 4,995,834